Asset Retirement Obligations	6 Months Ended
Jun. 30, 2024
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

Note 9 — Asset Retirement Obligations

The following table summarizes the changes in the Company’s asset retirement obligation for period below:

Asset retirement obligations – December 31, 2023	$758,373
Accretion expense	23,037
Asset retirement obligations – June 30, 2024	$781,410